Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis

December 31, 2015
	Level 1	Level 2	Level 3	Total

Cash	$45,870	$-	$-	$45,870
Total assets	$45,870	$-	$-	$45,870
Original Issue Discount Senior Secured Convertible Promissory Notes	$-	$-	$2,400,000	$2,400,000
Total liabilities	$-	$-	$2,400,000	$2,400,000

December 31, 2014
	Level 1	Level 2	Level 3	Total

Cash	$25,127	$-	$-	$25,127
Total assets	$25,127	$-	$-	$25,127
Original Issue Discount Senior Secured Convertible Promissory Notes	$-	$-	$2,400,000	$2,400,000
Total liabilities	$-	$-	$2,400,000	$2,400,000

Schedule of original issue discount secured convertible promissory notes

Original Issue Discount Senior Secured Convertible Promissory Notes

Balance, January 1, 2014	$2,400,000
Realized gains (losses)	-
Unrealized gains (losses) relating to instruments still held at the reporting date	-
Purchases, sales, issuances and settlements, net	-
Discount on notes	-
Amortization of discount on notes	-
Conversion of notes to common stock	-
Balance, December 31, 2014	$2,400,000
Realized gains (losses)	-
Unrealized gains (losses) relating to instruments still held at the reporting date	-
Purchases, sales, issuances and settlements, net	-
Discount on notes	-
Amortization of discount on notes	-
Balance, December 31, 2015	$2,400,000